NET INCOME PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013	[2]	Sep. 30, 2013	[2]	Jun. 30, 2013	[2]	Mar. 31, 2013	[2]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income (loss)	$ 14,533	$ 5,115	$ 2,516	$ (4,322)	$ (4,265)		$ (3,264)		$ (3,583)		$ (3,290)		$ 17,842	$ (14,402)	$ (6,415)
Distribution Made to Limited Partner, Cash Distributions Declared													25,892
Undistributed Earnings, Basic													(8,050)
Limited partners' interest in net income attributable to the Partnership	$ 15,239	$ 9,308	$ 5,417	$ 0									29,964	0	0
Net income (loss)													17,842	(14,402)	(6,415)
Less: Net loss attributable to Predecessor													$ (12,122)	$ (14,402)	$ (6,415)
Phantom Share Units (PSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount													254,000
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner, Cash Distributions Declared													$ 12,706
Undistributed Earnings, Basic													2,034
Limited partners' interest in net income attributable to the Partnership													$ 14,740
Weighted Average Number of Shares Outstanding, Basic													15,812,500
Weighted Average Number of Shares Outstanding, Diluted													15,814,525
Earnings Per Share, Diluted													$ 0.93
Common Units [Member] | Limited Partner [Member] | PBF LLC [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													1,210,471
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared													$ 635
Undistributed Earnings, Basic													(220)
Limited partners' interest in net income attributable to the Partnership													$ 415
Weighted Average Number of Shares Outstanding, Basic													355,302
Weighted Average Number of Shares Outstanding, Diluted													355,302
Earnings Per Share, Diluted													$ 1.17
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner, Cash Distributions Declared													$ 12,551
Undistributed Earnings, Basic													2,258
Limited partners' interest in net income attributable to the Partnership													$ 14,809
Weighted Average Number of Shares Outstanding, Basic													15,886,553
Weighted Average Number of Shares Outstanding, Diluted													15,886,553
Earnings Per Share, Diluted													$ 0.93
General Partner [Member]
Distribution Made to Limited Partner, Cash Distributions Declared													$ 0
Less: Net loss attributable to Predecessor													$ (12,122)

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.